Stock Based Compensation and Common Stock (Details 2) - shares	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Total Shares Outstanding	40,889,208	32,584,946
Common Class A [Member]
Class of Stock [Line Items]
Total Shares Outstanding	9,763,838	6,854,576
Common Class C [Member]
Class of Stock [Line Items]
Total Shares Outstanding		5,000
Common Class D [Member]
Class of Stock [Line Items]
Total Shares Outstanding	31,125,370	25,725,370